SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2018
Corporate Information And Statement Of IFRS Compliance [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Business combinations

Acquisitions of businesses are accounted for using the acquisition method. The consideration transferred in a business combination is measured at fair value, which is calculated as the sum of the acquisition date fair values of the assets transferred to the Company, liabilities incurred by the Company to the former owners of the acquiree and the equity interests issued by the Company in exchange for control of the acquiree. Acquisition-related charges are recognized in profit or loss as incurred.

At the acquisition date, the identifiable assets acquired and the liabilities assumed are recognized at their fair value, except that:

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deferred tax assets or liabilities, and assets or liabilities related to employee benefit arrangements are recognized and measured in accordance with IAS 12 Income Taxes and IAS 19 Employee Benefits respectively; and

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liabilities or equity instruments related to share-based payment arrangements of the acquiree or share-based payment arrangements of the Company entered into to replace share-based payment arrangements of the acquiree are measured in accordance with IFRS 2 Share-based Payment at the acquisition date.

Goodwill is measured as the excess of the sum of the consideration transferred, the amount of any non-controlling interests in the acquired business, and the fair value of the acquirer's previously held equity interest in the acquired business (if any) over the net of the acquisition date amounts of the identifiable assets acquired and the liabilities assumed. If, after reassessment, the net of the acquisition date amounts of the identifiable assets acquired and liabilities assumed exceeds the sum of the consideration transferred, the amount of any non-controlling interests in the acquired business and the fair value of the acquirer's previously held equity interest in the acquired business (if any), the excess is recognized immediately in profit or loss as a bargain purchase gain.

Non-controlling interests that are present ownership interests and entitle their holders to a proportionate share of the entity's net assets in the event of liquidation may be initially measured either at fair value or at the non-controlling interests' proportionate share of the recognized amounts of the acquired business identifiable net assets. The choice of measurement basis is made on a transaction-by-transaction basis.

When the consideration transferred by the Company in a business combination includes assets or liabilities resulting from a contingent consideration arrangement, the contingent consideration is measured at its acquisition-date fair value and included as part of the consideration transferred in a business combination. Changes in the fair value of the contingent consideration that qualify as measurement period adjustments are adjusted retrospectively, with corresponding adjustments against goodwill. Measurement period adjustments are adjustments that arise from additional information obtained during the 'measurement period' (which cannot exceed one year from the acquisition date) about facts and circumstances that existed at the acquisition date.

The subsequent accounting for changes in the fair value of the contingent consideration that do not qualify as measurement period adjustments depends on how the contingent consideration is classified. Contingent consideration that is classified as equity is not remeasured at subsequent reporting dates and its subsequent settlement is accounted for within equity. Contingent consideration that is classified as an asset or a liability is remeasured at subsequent reporting dates in accordance with IFRS 3 and IFRS 13, as appropriate, with the corresponding gain or loss being recognized in profit or loss.

When a business combination is achieved in stages, the Company's previously held equity interest in the acquiree is remeasured to its acquisition-date fair value and the resulting gain or loss, if any, is recognized in profit or loss. Amounts arising from interests in the acquiree prior to the acquisition date that have previously been recognized in other comprehensive income are reclassified to profit or loss where such treatment would be appropriate if that interest were disposed of.

Arrangements that include remuneration of former owners of the acquiree for future services are excluded of the business combinations and will be recognized in expense during the required service period.
Goodwill

Goodwill arising in a business combination is carried at cost as established at the acquisition date of the business less accumulated impairment losses, if any. For the purpose of impairment testing, goodwill is allocated to a unique cash generating unit (CGU).

Goodwill is not amortised and is reviewed for impairment at least annually or more frequently when there is an indication that the business may be impaired. If the recoverable amount of the business is less than its carrying amount, the impairment loss is allocated first to reduce the carrying amount of any goodwill allocated to the business and then to the other assets of the business pro-rata on the basis of the carrying amount of each asset in the business. Any impairment loss for goodwill is recognized directly in profit or loss in the consolidated statement of income and other comprehensive income. An impairment loss recognized for goodwill is not reversed in a subsequent period.

The Company has not recognized any impairment loss in the years ended December 31, 2018, 2017 and 2016.
Revenue recognition

The Company generates revenue primarily from the provision of software development, testing, infrastructure management, application maintenance, outsourcing services, consultancy and Services over Platforms (SoP). SoP is a new concept for the services industry that aims deliver digital journeys in more rapid manner providing specific platforms as a starting point and then customizing them to the specific need of the customers. Revenue is measured at the fair value of the consideration received or receivable.

The Company’s services are performed under both time-and-material and fixed-price contracts. For revenues generated under time-and-material contracts, revenues are recognized as a performance obligation satisfied over time, using an input method based on hours incurred. The majority of such revenues are billed on an hourly, daily or monthly basis whereby actual time is charged directly to the client.

The Company recognizes revenues from fixed-price contracts applying the input or output methods depending on the nature of the project and the agreement with the customer, recognizing revenue on the basis of the Company’s efforts to the satisfaction of the performance obligation relative to the total expected inputs to the satisfaction of the performance obligation, or recognizing revenue on the basis of direct measurements of the value to the customer of the services transferred to date relative to the remaining services promised under the contract, respectively. Each method is applied according to the characteristics of each contract and client. The inputs and outputs are selected based on how faithfully they depict the Company's performance towards complete satisfaction of the performance obligation.
Leasing

Leases are classified as finance leases whenever the terms of the lease transfer substantially all the risks and rewards of ownership to the lessee. All other leases are classified as operating leases.

Finance leases which transfer to the Company substantially all the risks and benefits incidental to ownership of the leased item, are capitalized at the commencement of the lease at the fair value of the leased property or, if lower, at the present value of the minimum lease payments. Lease payments are apportioned between finance charges and reduction of the lease liability so as to achieve a constant rate of interest on the remaining balance of the liability. Finance charges are recognized in finance costs in the consolidated statement of profit or loss and other comprehensive income. A leased asset is depreciated over the useful life of the asset. However, if there is no reasonable certainty that the Company will obtain ownership by the end of the lease term, the asset is depreciated over the shorter of the estimated useful life of the asset and the lease term.

Operating lease payments are recognized as an expense on a straight-line basis over the lease term, except where another systematic basis is more representative of the time pattern in which economic benefits from the leased asset are consumed. Contingent rentals arising under operating leases are recognized as an expense in the period in which they are incurred.

In the event that lease incentives are received to enter into operating leases, such incentives are recognized as a liability. The aggregate benefit of incentives is recognized as a reduction of rental expense on a straight-line basis, except where another systematic basis is more representative of the time pattern in which economic benefits from the leased asset are consumed. The Company did not receive any lease incentives in any of the years presented.

There are no situations in which the Company qualifies as a lessor.
Foreign currencies

Except in the case of Globant Brasil Consultoría Ltda. (formerly TerraForum Consultoria Ltda.), Globers S.A. and We are London Limited, the Company and the other subsidiaries’ functional currency is the U.S. dollar. In preparing these consolidated financial statements, transactions in currencies other than the U.S. dollar (“foreign currencies”) are recognized at the rates of exchange prevailing at the dates of the transactions. At the end of each reporting period, monetary items denominated in foreign currencies are translated at the rates prevailing at that date. Non-monetary items that are measured in terms of historical cost in a foreign currency are kept at the original translated cost. Exchange differences are recognized in profit and loss in the period in which they arise.

In the case of Globant Brasil Consultoría Ltda., Globers S.A. and We are London Limited, the functional currencies are the Brazilian Real, the Argentine Peso and the Great Britain Pound, respectively. Assets and liabilities are translated at current exchange rates, while income and expense are translated at the date of the transaction rate. The resulting foreign currency translation adjustment is recorded as a separate component of accumulated other comprehensive income (loss) in equity.

Accounting standards are applied on the assumption that the value of money (the unit of measurement) is constant over time. However, when the rate of inflation is no longer negligible, a number of issues arise impacting the true and fair nature of the accounts of entities that prepare their financial statements on a historical cost basis. To address such issues, entities should apply IAS 29 Financial Reporting in Hyperinflationary Economies from the beginning of the period in which the existence of hyperinflation is identified. Based on the statistics published on July 17, 2018, the 3-year cumulative rate of inflation for consumer prices and wholesale prices in Argentina reached a level of about 123% and 119%, respectively. On that basis, Argentina was considered an hyperinflationary economy since July 1, 2018. However, the Company has evaluated this situation and concluded that it has not significant impact on their financial statements considering that the most significant Argentine subsidiaries have the U.S. dollars as their functional currency, except for Globers S.A. as explained above.
Borrowing costs

The Company does not have borrowings attributable to the construction or production of assets. All borrowing costs are recognized in profit and loss under finance loss.
Taxation

3.7.1 – Income taxes – current and deferred

Income tax expense represents the estimated sum of income tax payable and deferred tax.

3.7.1.1 – Current income tax

The current income tax payable is the sum of the income tax determined in each taxable jurisdiction, in accordance with their respective income tax regimes.

Taxable profit differs from profit as reported in the consolidated statement of profit or loss and other comprehensive income because taxable profit excludes items of income or expense that are taxable or deductible in future years and it further excludes items that are never taxable or deductible. The Company's liability for current income tax is calculated using tax rates that have been enacted or substantively enacted as of the balance sheet dates. The current income tax charge is calculated on the basis of the tax laws in force in the countries in which the consolidated entities operate.

Globant S.A, the Luxembourg company, is subject to a corporate income tax rate of 15% if taxable income is lower than EUR 25, or to a corporate income tax rate of 19% if taxable income exceeds EUR 30. If taxable income is between EUR 25 and EUR 30, the Luxembourg company is subject to corporate income tax computed as follows: EUR 3.75 plus 39% of the tax base above EUR 25. The corporate income tax is increased by a contribution of 7% to the unemployment fund. A municipal business tax also may be imposed at rates ranging from 6% to 12% depending on where the undertaking is located. Thus, Luxembourg’s effective corporate income tax rate for 2018 is 27.08%. For the year 2019, businesses with taxable income lower than EUR 25 will be subject to corporate income tax at a rate of 15% . Businesses with taxable income between EUR 25 and EUR 30 will be subject to corporate income tax computed as follows: EUR 3.75 plus 33% of the tax base above EUR 25 The corporate tax rate will be 18% for companies with taxable income in excess of EUR 30.

In 2008, Globant España S.A. elected to be included in the Spanish special tax regime for entities having substantially all of their operations outside of Spain, known as “Empresas Tenedoras de Valores en el Exterior” (“ETVE”), on which dividends distributed from its foreign subsidiaries as well as any gain resulting from disposal are tax free. In order to be entitled to the tax exemption, among other requirements, the main activity of Globant España S.A. must be the administration and management of equity instruments from non-Spanish entities and such entities must be subject to a tax regime similar to that applicable in Spain for non-ETVEs companies. During 2018, the Company’s Uruguayan and Argentinian subsidiaries distributed dividends to Globant España S.A. for a total amount of 27,462. During 2016, the Company's Uruguayan, Colombian and Argentinian subsidiaries distributed dividends to Globant España S.A. for a total amount of 85,064. The subsidiaries did not distribute dividends during 2017. If this tax exemption would not applied, the applicable tax rate should be 25%. The Company´s Spanish subsidiary Software Product Creation S.L. is subject to a 25% corporate income tax rate.

From a taxable income perspective, the Argentine subsidiaries represent the Company’s most significant operations. Argentine companies are subject to a 30% corporate income tax rate. In May 2008, IAFH Global S.A. and Sistemas Globales S.A. were notified by the Argentine Government through the Ministry of Economy and Public Finance that they had been included within the promotional regime for the software industry established under Law No. 25,922 (the “Software Promotion Regime”).

Under Argentina’s Software Promotion Law No. 25,922 (Ley de Promoción de la Industria de Software), as amended by Law No. 26,692 and Decree No. 95/2018 (the "Software Promotion Law"), the Company's operating subsidiaries in Argentina benefit from a 60% reduction in their corporate income tax rate (as applied to income from promoted software activities) and a tax credit of up to 70% of amounts paid for certain social security taxes (contributions) that may be offset against value-added tax liabilities. Law No. 26,692, the 2011 amendment to the Software Promotion Law (“Law No. 26,692”), also allows such tax credits to be applied to reduce the Company's Argentine subsidiaries’ corporate income tax liability by a percentage not higher than the subsidiaries’ declared percentage of exports and extends the tax benefits under the Software Promotion Law until December 31, 2019.

The Software Promotion Law remains in effect until December 31, 2019. On March 2019, a draft bill was introduced for its treatment by the Argentine Congress consisting of a promotional regime for Knowledge Economy. The regime contains tax benefits similar to the ones provided by the Software Promotion Law and is addressed to software companies as well as other companies involved in biotechnology, audiovisual production, exportable professional services, robotic automation, aerospace and satellite industry, among others. Such bill has not yet been passed.

On December 29, 2017, Argentina enacted a comprehensive tax reform (Law No. 27,430) through publication in the Official Gazette. The Law is effective from January 1, 2018. Specifically, introduces amendments to income tax (both at corporate and individual levels), value added tax (VAT), tax procedural law, criminal tax law, social security contributions, excise tax, tax on fuels, and tax on the transfer of real estate.

At a corporate level, the law decreases the corporate income tax rate from 35% to 30% for fiscal years starting January 1, 2018 to December 31, 2019, and to 25% for fiscal years starting January 1, 2020 and onwards. The Law also establishes dividend withholding tax rates of 7% for profits accrued during fiscal years starting January 1, 2018 to December 31, 2019, and 13% for profits accrued in fiscal years starting January 1, 2020 and onwards. The new withholding rates apply to distributions made to shareholders qualifying as resident individuals or nonresidents.

Even though the combined effective rate for shareholders on distributed income (corporate income tax rates plus dividend withholding rates on the after tax profit) will be close to the prior 35% rate, this change is aimed at promoting the reinvestment of profits. Additionally, the Law repeals the “equalization tax” (i.e., 35% withholding applicable to dividends distributed in excess of the accumulated taxable income) for income accrued from January 1, 2018.

Regarding the rest of the Company’s Argentine subsidiaries, Globers Travel, Dynaflows, and Globant Ventures SAS as they are not in included within the Software Promotion Regime, are subject to a corporate income tax rate of 30% and will be applying the reduced tax rate incorporated by the Law No. 27,430 during next fiscal years.

The Company’s Uruguayan subsidiary Sistemas Globales Uruguay S.A. is domiciled in a tax free zone and has an indefinite tax relief of 100% of the income tax rate and an exemption from VAT. Aggregate income tax relief arising under Sistemas Globales Uruguay S.A. for years ended December 31, 2018, 2017 and 2016 were 11,095, 2,488, 1,231, respectively. The Company’s Uruguayan subsidiary Difier S.A. is located outside tax-free zone and according to Article 163 bis of Decree No. 150/007 the software development services performed are exempt from income tax and value-added tax applicable as long as they are exported and utilized abroad. Difier S.A is 100% export-oriented.

The Colombian subsidiary, Sistemas Colombia S.A.S. is subject to federal corporate income tax at the rate of 33% and a surcharge at the rate of 4% calculated on net income before income tax. Until December 31, 2017, the Company's Colombian subsidiary Sistemas Colombia S.A.S. was subject to federal corporate income tax at the rate of 34% and a surcharge at the rate of 6% calculated on net income before income tax. The Law 1.943 gradually reduce the corporate tax rates and eliminate the surcharge from January 1, 2019 and onwards.

The Company’s U.S. subsidiary Globant LLC is subject to U.S. federal income tax at the rate of 21%. Fiscal years beginning before January 1, 2018 were subject to corporate tax at the rate of 35%.

On December 22, 2017, the United Stated enacted the Tax Cuts and Jobs Act (“Tax Act”) that instituted fundamental changes to the taxation of multinational corporations. The Tax Act includes significant changes to the U.S. corporate income tax system, including a federal corporate rate reduction from 35% to 21%, limitations on the deductibility of interest expense and executive compensation, changes regarding net operating loss carryforwards, and the transition of U.S. international taxation from a worldwide tax system to a territorial tax system. Furthermore, as part of the transition to the new tax system, a one-time transition tax is imposed on a U.S. shareholder's historical undistributed earnings of foreign affiliates. For certain eligible pass-through entities, the Tax Act provides for a qualified business income deduction. The Tax Act introduces various changes to the Internal Revenue Code.

The reform also introduces base erosion provisions for U.S corporations that are part of multinational group. For fiscal years beginning after December 31, 2017, a U.S corporation is potentially subject to tax under the Base Erosion Anti-Abuse Tax provision (“BEAT”), if the controlled group of which it is a part has sufficient gross receipts and derives a sufficient level of “base erosion tax benefits”.

On December 13, 2018, the Internal Revenue Service (“IRS”) published a proposed regulation that provide guidance regarding the BEAT application. Currently, the Treasury and the IRS are receiving public comments. The document will be official once it is published in the Federal Register.

The Company’s English subsidiaries Sistemas UK Limited and We are London Limited are subject to corporate income tax at the rate of 18%. The rate is reduced to 17% as from April 1, 2019. For the years 2017 and 2016, the corporate income tax rates were 19% and 20%, respectively.

The Company’s Chilean subsidiary Sistemas Globales Chile Ases. Ltda. is subject to corporate income tax at the rate of 27%. For the years 2017 and 2016, the corporate income tax rates were 25.5% and 27.0%, respectively.

The Company’s Brazilian subsidiary Globant Brasil Consultoría Ltda., applies the taxable income method called “Lucro real”. Under this method, taxable income is based upon a percentage of profit accrued by the Company, adjusted according to the add-backs and exclusions provided in the relevant tax law. The rate applicable to the taxable income derived from the subsidiary’s activity is 24% plus 10% if the net income before income tax is higher than 240,000 reais for the years 2017 and onwards.

The Company’s Peruvian subsidiary, Globant Peru S.A.C. is subject to corporate income tax at the rate of 29.5%. For the years 2017 and 2016, the corporate income tax rates were 29.5% and 25.25%, respectively.

The Company’s Mexican subsidiary, Global Systems Outsourcing S.R.L. de C.V., is subject to corporate income tax at the rate of 30%.

The Company's Indian subsidiary Globant India Private Limited is primarily export-oriented and is eligible for certain income tax holiday benefits granted by the government of India for export activities conducted within Special Economic Zones, or SEZs. The services provided by our Pune development center are eligible for a deduction of 100% of the profits or gains derived from the export of services for the first five years from the financial year in which the center commenced the provision of services, which occurred on August 3, 2017, and 50% of such profits or gains for the five years thereafter. Certain tax benefits are also available for a further five years subject to the center meeting defined conditions. Indian profits ineligible for SEZ benefits are subject to corporate income tax at the rate of 34.61%. In addition, all Indian profits, including those generated within SEZs, are subject to the Minimum Alternative Tax (MAT), at the current rate of approximately 21.34%, including surcharges.

On February 1, 2018, the Finance Minister presented the Union Budget 2018-19. A reduction in the corporate tax rate was proposed for companies with an annual turnover of up to Rupees (Rs) 2.5 billion. In such case, the tax rate is 25% plus surcharge. Globant India Private Limited is eligible for the lower corporate tax rate.

The Company's subsidiary located in Belarus is resident of the High Technology Park (“HTP”). HTP residents are exempted from corporate tax and VAT.

On December 21, 2017 the President of the Republic of Belarus published the Decree N° 8 that extends the duration of the HTP’s tax incentives and the special legal regime until January 1, 2049. The Company will be benefited by the exemption as long as the regime is valid.

The Company's subsidiary located in Romania is subject to income tax at the rate of 16%.

The Company´s subsidiary located in Canada is subject to federal income tax at the rate of 15%. The rate is increased by the state income tax rate which is 11% in the case of the state of British Columbia where the subsidiary is incorporated.

The corporate tax rate in France for most companies is 33.33%. The Finance Bill for 2017 contains provisions for the progressive reduction of the corporate income tax rate from the33.33% rate to 28% over the period 2017 to 2020. Also, there is a reduced tax rate of 15% for companies whose turnover does not exceed EUR 7,63 million, but only for the first EUR 38,120 of taxable income. In 2019 the reduced rate will be applicable to small and medium-size enterprises. To qualified as a small and medium-size enterprise, a company must employ less than 250 employees and have an annual turnover not exceeding EUR 50 millions.

According to the Finance Bill, the Company´s subsidiary located in France is subject to tax at a rate of 28% during 2018. The rate applies for the first EUR 500.000.

3.7.1.2 – Deferred tax

Deferred tax is recognized on temporary differences between the carrying amounts of assets and liabilities in the consolidated financial statements and the corresponding tax bases used in the computation of taxable profit. Deferred tax liabilities are generally recognized for all taxable temporary differences, and deferred tax assets including tax loss carry forwards are generally recognized for all deductible temporary differences to the extent that it is probable that taxable profits will be available against which those deductible temporary differences can be utilized. Such deferred assets and liabilities are not recognized if the temporary difference arises from goodwill or from the initial recognition (other than in a business combination) of other assets and liabilities in a transaction that affects neither the taxable profit nor the accounting profit. In addition, deferred tax liabilities are not recognized if the temporary difference arises from the initial recognition of goodwill.

Deferred tax liabilities are recognized for taxable temporary differences associated with investments in subsidiaries, except where the entities are able to control the reversal of the temporary difference and it is probable that the temporary difference will not reverse in the foreseeable future. Deferred tax assets arising from deductible temporary differences associated with such investments and interests are only recognized to the extent that it is probable that there will be sufficient taxable profits against which to utilize the benefits of the temporary differences and they are expected to reverse in the foreseeable future. The carrying amount of deferred tax assets is reviewed at each balance sheet date and reduced to the extent that it is no longer probable that sufficient taxable profits will be available to allow all or part of the asset to be recovered.

Deferred tax assets and liabilities are measured at the tax rates that are expected to apply in the period in which the liability is settled or the asset realized, based on tax rates (and tax laws) that have been enacted or substantively enacted by the balance sheet date. The measurement of deferred tax liabilities and assets reflects the tax consequences that would follow from the manner in which the Company expects, at the reporting date, to recover or settle the carrying amount of its assets and liabilities.

Deferred tax assets and liabilities are offset when there is a legally enforceable right to set off current tax assets against current tax liabilities and when they relate to income taxes levied by the same taxation authority and the Company intends to settle its current tax assets and liabilities on a net basis.

Current and deferred tax are recognized in profit or loss, except when they relate to items that are recognized in other comprehensive income or directly in equity, in which case, the current and deferred tax are also recognized in other comprehensive income or directly in equity respectively. The Company has not recorded any current or deferred income tax in other comprehensive income or equity in any each of the years presented, except for deferred income tax arising from the share-based compensation plan and for the translation of deferred tax assets and liabilities arising from subsidiaries with functional currencies other than US dollar .

Where current tax or deferred tax arises from the initial accounting for a business combination, the tax effect is included in the accounting for the business combination.

Under IFRS, deferred income tax assets (liabilities) are classified as non-current assets (liabilities).

The Company does not have unrecognized tax benefits or reserve for uncertain tax treatments that require disclosure in its consolidated financial statements.

3.7.2. – Other taxes

On December 4, 2018, Argentina approved the budget bill for 2019 by the Law 27,467. The Law amends the Customs Code to allow for duties to be applied to the exportation of services. The Executive Power will be allowed to impose export duties of up to 30% on services until December 31, 2020. However, the maximum rate is 12% for goods that were not subject to export duties before September 2, 2018 (i.e., the date Argentina imposed new export duties on goods through a decree).

On January 2, 2019, the Argentine Executive Power issued Decree No. 1201/2018 establishes an export duty on exports of services at a rate of 12% with a maximum limit of Argentine pesos (ARS) 4 per each US dollar of the amount arising from the invoice or equivalent document.

According to the Law and the Decree, a service is considered exported when it was rendered from Argentina, and whose effective use or exploitation.
Property and equipment

Fixed assets are valued at acquisition cost, net of the related accumulated depreciation and accumulated impairment losses, if any.

Depreciation is recognized so as to write off the cost or valuation of assets less their residual values over their useful lives, using the straight-line method.

The estimated useful lives, residual values and depreciation method are reviewed at the end of each reporting period, with the effect of any changes in estimate accounted for on a prospective basis.

Lands and properties under construction are carried at cost, less any recognized impairment loss. Properties under construction are classified to the appropriate categories of property and equipment when completed and ready for intended use. Depreciation of these assets, on the same basis as other property assets, commences when the assets are ready for their intended use. Land is not depreciated.

An item of property and equipment is derecognized upon disposal or when no future economic benefits are expected to arise from the continued use of the asset. Any gain or loss arising on the disposal or retirement of an item of property and equipment is determined as the difference between the sales proceeds and the carrying amount of the asset and is recognized in profit or loss.

The value of fixed assets, taken as a whole, does not exceed their recoverable value.
Intangible assets

Intangible assets include licenses, customer relationships and non-compete agreements. The accounting policies for the recognition and measurement of these intangible assets are described below.

3.9.1 – Intangible assets acquired separately

Intangible assets with finite useful life that are acquired separately (licenses) are carried at cost less accumulated amortization and accumulated impairment losses. Amortization is recognized on a straight-line basis over the intangible assets estimated useful lives. The estimated useful lives and amortization method are reviewed at the end of each annual reporting period, with the effect of any changes in estimates being accounted for on a prospective basis.

3.9.2 – Intangible assets acquired in a business combination

Intangible assets acquired in a business combination (trademarks, customer relationships and non-compete agreements) are recognized separately from goodwill and are initially recognized at their fair value at the acquisition date (which is regarded as their cost).

Subsequent to initial recognition, intangible assets acquired in a business combination are reported at cost less accumulated amortization and accumulated impairment losses, on the same basis as intangible assets acquired separately.

3.9.3 – Internally-generated intangible assets

Intangible assets arising from development are recognized if, and only if, all the following have been demonstrated:
- the technical feasibility of completing the intangible asset so that it will be available for use or sale;
- the intention to complete the intangible asset and use or sell it;
- the ability to use or sell the intangible asset;
- how the intangible asset will generate probable future economic benefits;
- the ability of adequate technical, financial and other resources to complete the development and to use or sell the intangible asset, and
- the ability to measure reliably the expenditure attributable to the intangible asset during its development.

The amount initially recognized for internally-generated assets is the sum of expenditure incurred from the date when the intangible asset first meets the recognition criteria listed above. Where no internally-generated intangible asset can be recognized, development expenditure is recognized in profit or loss in the period in which it is incurred.

Subsequent to initial recognition, intangible assets are reported at cost less accumulated amortization and accumulated impairment losses, on the same basis as intangible assets that are acquired separately.

3.9.4 – Derecognition of intangible assets

An intangible asset is derecognized on disposal, or when no future economic benefits are expected from use or disposal. Gains or losses arising from derecognition of an intangible asset, measured as the difference between the net disposal proceeds and the carrying amount of the asset, and are recognized in profit or loss when the asset is derecognized. No intangible asset has been derecognized in the last three years.
Impairment of tangible and intangible assets excluding goodwill

At each balance sheet date, the Company reviews the carrying amounts of its tangible and intangible assets to determine whether there is any indication that those assets have suffered an impairment loss. If any such indication exists, the recoverable amount of the asset is estimated in order to determine the extent of the impairment loss (if any). Where it is not possible to estimate the recoverable amount of an individual asset, the Company estimates the recoverable amount of the cash-generating unit or the business, as the case may be.

The recoverable amount of an asset is the higher of fair value less costs to sell and value in use. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset for which the estimates of future cash flows have not been adjusted.

If the recoverable amount of an asset is estimated to be less than its carrying amount, the carrying amount of the asset is reduced to its recoverable amount. An impairment loss is recognized immediately in the statement of profit or loss and other comprehensive income for the year.

As of December 31, 2018 and 2017 the Company recorded an impairment loss of 306 related to internally-generated intangible assets and 4,708 related to the intangible assets acquired in business combinations. In 2016 no impairment losses were recorded.
Provisions for contingencies

The Company has existing or potential claims, lawsuits and other proceedings. Provisions are recognized when the Company has a present obligation (legal or constructive) as a result of a past event, it is probable that the Company will be required to settle the obligation, and a reliable estimate can be made of the amount of the obligation.

The amount recognized as a provision is the best estimate of the consideration required to settle the present obligation at the balance sheet date, taking into account the risks and uncertainties surrounding the obligation, and the advice of the Company’s legal advisors.

When some or all of the economic benefits required to settle a provision are expected to be recovered from a third party, the receivable is recognized as an asset if it is virtually certain that reimbursement will be received and the amount of the receivable can be measured reliably. The amount of the recognized receivable does not exceed the amount of the provision recorded.
Financial assets

On initial recognition, a financial asset is classified as measured at: (i) amortised cost (ii) fair value through other comprehensive income (FVOCI) or (iii) fair value through profit or loss (FVTPL). The classification of financial assets is generally based on the business model in which a financial asset is managed and its contractual cash flow characteristics.

3.12.1 – Amortised cost and effective interest method

A financial asset is measured at amortised cost if both of the following conditions are met, and is not designated as at FVPL:
- It is held within a business model whose objective is to hold financial assets to collect contractual cash flow;
- Its contractual terms give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

The effective interest method is a method of calculating the amortised cost of an instrument and of allocating interest income over the relevant period. The effective interest rate is the rate that exactly discounts estimated future cash receipts (including all fees on points paid or received that form an integral part of the effective interest rate, transaction costs and other premiums or discounts) through the expected life of the instrument, or (where appropriate) a shorter period, to the net carrying amount on initial recognition.

3.12.2 – Financial assets measured at FVOCI

A financial asset is measured at FVOCI if both of the following conditions are met, and is not designated as at FVPL:
- It is held within a business model whose objective is achieved by both collecting contractual cash flows and selling financial assets
- Its contractual terms give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding

The change in fair value of financial assets measured at FVOCI is accumulated in the investment revaluation reserve until they are derecognised. When a financial asset measured at FVOCI is derecognised, the cumulative gain or loss previously recognised in other comprehensive income is reclassified from equity to profit or loss as a reclassification adjustment.

3.12.3 – Financial assets measured at FVPL

All financial assets not classified as measured at amortised cost or FVOCI as described above, are measured at FVPL.

Financial assets at FVTPL are stated at fair value, with any gains or losses arising on remeasurement recognized in profit or loss. The net gain or loss recognized in profit or loss incorporates any dividend or interest earned on the financial asset and is included in the ‘Finance income’ line.

3.12.4 - Derivative financial instruments

The Company enters into foreign exchange forward contracts. Derivatives are initially recognized at fair value at the date the derivative contracts are entered into and are subsequently remeasured to fair value at the end of each reporting period. The resulting gain or loss is recognized in profit or loss.

3.12.5 - Investment in associates

An associate is an entity over which the Company has significant influence. Significant influence is the power to participate in the financial and operating policy decisions of the investee but is not control or joint control over those policies.

The results and assets and liabilities of associates are incorporated in these consolidated financial statements using the equity method of accounting. Under the equity method, an investment in associate is initially recognized in the consolidated statement of financial position at cost and adjusted thereafter to recognize the Company’s share of the profit or loss and other comprehensive income of the associate.

3.12.6 – Other Financial Assets

Call option over non-controlling interest in subsidiary

On October 22, 2015, the Company was granted with a call option to acquire the remaining 33.27% interest in Dynaflows S.A, which can be exercised from October 22, 2020 till October 21, 2021. At the same moment, the Company has also agreed on a put option with the non-controlling shareholders which gives them the right to sell its remaining 33.27% interest on October 22, 2018 or October 22, 2020. As of December 31, 2018, the sellers exercised the put option, as explained in note 24.3, and the Company derecognized the call option. As of December 31, 2017, the Company accounted for the call option at its fair value of 455, in a similar way to a call option over an entity’s own equity shares and the initial fair value of the option was recognized in equity.

Clarice Subscription agreement

On May 14, 2015, the Company signed a subscription agreement as described in note 24.2. According to this agreement, the Company will receive a fix amount of money in exchange of a variable number of shares of the Company. According to IAS 32:11, a financial asset has been recognized in order to reflect the contractual right to receive cash. As of December 31, 2018 and 2017, the Company has recorded 400 and 800 as current financial assets, respectively.

3.12.7 – Impairment of financial assets

The Company recognises a loss allowance for expected credit losses on financial assets, other than those at FVTPL. The amount of expected credit losses is updated at each reporting date to reflect changes in credit risk since initial recognition of the respective financial instrument.

The Company always recognises lifetime expected credit losses ("ECL") for trade receivables, using a simplified approach. The expected credit losses on these financial assets are estimated using a provision matrix based on the Company’s historical credit loss experience, adjusted for factors that are specific to debtors, general economic conditions and an assessment of both the current as well as the forecast direction of conditions at the reporting date.

For all other financial instruments, the Company recognises lifetime ECL when there has been a significant increase in credit risk since initial recognition. However, if the credit risk on the financial instrument has not increased significantly since initial recognition, the Company measures the loss allowance for that financial instrument at an amount equal to 12-month ECL.

Lifetime ECL represents the expected credit losses that will result from all possible default events over the expected life of a financial instrument. In contrast, 12-month ECL represents the portion of lifetime ECL that is expected to result from default events on a financial instrument that are possible within 12 months after the reporting date.

Significant increase in credit risk since initial recognition

In assessing whether the credit risk on a financial instrument has increased significantly since initial recognition, the Company compares the risk of a default occurring on the financial instrument at the reporting date with such risk at the date of initial recognition. In making this assessment, the Company considers both quantitative and qualitative information that is reasonable and supportable, including forward-looking information that is available without undue cost or effort. In particular, the following information is taken into account when assessing whether credit risk has increased significantly since initial recognition:

•	internal credit rating

•	external credit rating (as far as available)

•	significant deterioration in external market indicators of credit risk for a particular financial instrument

•	actual or expected significant adverse changes in business, financial or economic conditions that are expected to cause a significant decrease in the debtor's ability to meet its debt obligations

•	actual or expected significant changes in the operating results of the debtor

•	significant increases in credit risk on other financial instruments of the same debtor

•
actual or expected significant adverse changes in the regulatory, economic, or technological environment of the debtor that results in a significant decrease in the debtor's ability to meet its debt obligations.

Regardless of the analysis above, a significant increase in credit risk is presumed if a debtor is more than 30 days past due in making a contractual payment, unless the Company has reasonable and supportable information that demonstrates otherwise.

Despite the foregoing, the Company assumes that the credit risk on a financial instrument has not increased significantly since initial recognition if the financial instrument is determined to have low credit risk at the reporting date. A financial asset is determined to have low credit risk if the financial instrument has a low risk of default, the borrower has a strong capacity to meet its contractual cash flow obligations in the near term and adverse changes in economic and business conditions in the longer term may, but will not necessarily, reduce the ability of the borrower to fulfill its contractual cash flow obligations.  The Company considers a financial asset to have low credit risk when the asset has external credit rating of 'investment grade' in accordance with the globally understood definition, or if an external rating is not available, if the counterparty has a strong financial position and there is no past due amounts. All of the Company's current and non current investments are considered to have low credit risk.

Definition of default

A default on a financial asset is when the counterparty fails to make contractual payments within 90 days of when they fall due, unless an entity has reasonable and supportable information to demonstrate that a more lagging default criterion is more appropriate.

Credit-impaired financial assets

A financial asset is credit-impaired when one or more events that have a detrimental impact on the estimated future cash flows of that financial asset have occurred. Evidence that a financial asset is credit-impaired include observable data about the following events:
a. significant financial difficulty of the issuer or the borrower;
b. a breach of contract, such as a default or past due event;
c. the lender(s) of the borrower, for economic or contractual reasons relating to the borrower’s financial difficulty, having granted to the borrower a concession(s) that the lender(s) would not otherwise consider;
d. it is becoming probable that the borrower will enter bankruptcy or other financial reorganisation;
e. the disappearance of an active market for that financial asset because of financial difficulties; or
f. the purchase or origination of a financial asset at a deep discount that reflects the incurred credit losses.
It may not be possible to identify a single discrete event-instead, the combined effect of several events may have caused financial assets to become credit-impaired.

Write-off policy

Financial assets' carrying amounts are reduced through the use of an allowance account on a case-by-case basis. When a financial asset is considered uncollectable, it is written off against the allowance account. Subsequent recoveries of amounts previously written off are credited against the allowance account. Changes in the carrying amount of the allowance account are recognized in profit and loss.

Measurement and recognition of expected credit losses

The measurement of expected credit losses is a function of the probability of default, loss given default and the exposure at default. The assessment of the probability of default and loss given default is based on historical data, adjusted by forward-looking information as described above. The exposure of default is represented by the asset's gross carrying amount at the reporting date.

To measure the expected credit losses, trade receivables have been grouped based on shared credit risk characteristics and the days past due. Financial assets other than trade receivables, have been grouped at the lowest levels for which there are separately identifiable cash flows.

No significant changes to estimation techniques or assumptions were made during the reporting period.

3.12.8 – Derecognition of financial assets

The Company derecognizes a financial asset when the contractual rights to the cash flows from the asset expire, or when it transfers the financial asset and substantially all the risks and rewards of ownership of the asset to another party. If the Company neither transfers nor retains substantially all the risks and rewards of ownership and continues to control the transferred asset, the Company recognizes its retained interest in the asset and an associated liability for amounts it may have to pay. If the Company retains substantially all the risks and rewards of ownership of a transferred financial asset, the Company continues to recognize the financial asset and also recognizes a collateralised borrowing for the proceeds received.

On derecognition of a financial asset in its entirety, the difference between the asset’s carrying amount and the sum of the consideration received and receivable and the cumulative gain or loss that had been recognized in other comprehensive income and accumulated in equity is recognized in profit or loss.

On derecognition of a financial asset other than in its entirety (e.g. when the Company retains an option to repurchase part of a transferred asset), the Company allocates the previous carrying amount of the financial asset between the part it continues to recognize under continuing involvement, and the part it no longer recognizes on the basis of the relative fair values of those parts on the date of the transfer. The difference between the carrying amount allocated to the part that is no longer recognized and the sum of the consideration received for the part no longer recognized and any cumulative gain or loss allocated to it that had been recognized in other comprehensive income is recognized in profit or loss. A cumulative gain or loss that had been recognized in other comprehensive income is allocated between the part that continues to be recognized and the part that is no longer recognized on the basis of the relative fair values of those parts.
Financial liabilities and equity instruments

3.13.1 – Classification as debt or equity

Debt and equity instruments issued by the Company and its subsidiaries are classified as either financial liabilities or as equity in accordance with the substance of the contractual arrangements and the definitions of a financial liability and an equity instrument.

3.13.2 – Equity instruments

An equity instrument is any contract that evidences a residual interest in the assets of an entity after deducting all of its liabilities. Equity instruments issued by the Company are recognized at the proceeds received, net of direct issue costs.

Repurchase of the Company’s own equity instruments is recognized and deducted directly in equity. No gain or loss is recognized in profit or loss on the purchase, sale, issue or cancellation of the Company’s own equity instruments.

3.13.3 – Financial liabilities

Financial liabilities, including trade payables, other liabilities and borrowings, are initially measured at fair value, net of transaction costs.

Financial liabilities are subsequently measured at amortised cost using the effective interest method, with interest expense recognized on an effective yield basis.

The effective interest method is a method of calculating the amortised cost of a financial liability and of allocating interest expense over the relevant period. The effective interest rate is the rate that exactly discounts estimated future cash payments through the expected life of the financial liability, or (where appropriate) a shorter period, to the net carrying amount on initial recognition.

3.13.4 – Derecognition of financial liabilities

The Company derecognizes financial liabilities when, and only when, the Company’s obligations are discharged, cancelled or they expire. The difference between the carrying amount of the financial liability derecognized and the consideration paid and payable is recognized in profit or loss.
Cash and cash equivalents

For the purposes of the statement of cash flows, cash and cash equivalents include cash on hand and in banks and short-term highly liquid investments (original maturity of less than 90 days). In the consolidated statements of financial position, bank overdrafts are included in borrowings within current liabilities.

Cash and cash equivalents as shown in the statement of cash flows only includes cash and bank balances and time deposits.
Reimbursable expenses

Out-of-pocket and travel expenses are recognized as expense in the statements of income for the year. Reimbursable expenses are billed to customers and recorded net of the related expense.
Share-based compensation plan

The Company has a share-based compensation plan for executives and employees of the Company and its subsidiaries. Equity-settled share-based payments to employees are measured at the fair value of the equity instruments at the grant date. Details regarding the determination of the fair value of equity-settled share-based transactions are set forth in note 23.

The fair value determined at the grant date of the equity-settled share-based payments is recognised to spread the fair value of each award over the vesting period on a straight-line basis, based on the Company’s estimate of equity instruments that will potentially vest, with a corresponding increase in equity.
Components of other comprehensive income

Components of other comprehensive income are items of income and expense that are not recognized in profit or loss as required or permitted by other IFRSs. The Company included gains and losses arising from translating the financial statements of a foreign operation and the income related to the valuation of the financial assets measured at fair value through other comprehensive income.